Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of Net Earnings (Loss) and Weighted Average Number of Shares Outstanding
The calculation of basic and diluted net income per share attributable to common shareholders is based on the following data:

	December 31,
	2012	2013	2014
Net income used for purpose of calculating basic earnings per common share	7,149	1,051,893	137,308

Basic weighted average number of shares outstanding during the year (thousands)	56,108	63,202	63,510
Effect of dilutive potential common shares from stock options	659	994	699
Dilutive weighted average number of shares outstanding	56,767	64,196	64,209
Net income from continuing operations per share:
Basic	0.13	16.64	2.16
Diluted	0.13	16.39	2.14